Long-term debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-term debt
Long-term debt
end of	6M15	2014
Long-term debt (CHF million)
Senior	142,487	135,196
Subordinated	22,970	24,299
Non-recourse liabilities from consolidated VIEs	11,972	13,452
Long-term debt	177,429	172,947
of which reported at fair value	75,658	80,260
of which structured notes	50,602	50,469

Schedule of Structured notes	Structured notes by product
end of	6M15	2014
Structured notes (CHF million)
Equity	34,150	35,309
Fixed income	8,958	8,321
Credit	4,965	5,244
Other	2,529	1,595
Total structured notes	50,602	50,469